UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pharo Management LLC
Address: 1370 Avenue of Americas
         Suite 2603
         New York, NY  10019

13F File Number:  028-13630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeff Hanlon
Title:     Chief Financial Officer
Phone:     (212) 641-8686

Signature, Place, and Date of Signing:

 /s/  Jeff Hanlon     New York, NY     April 29, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $397,530 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-13631                     Pharo Management UK LLP
02   028-13633                     Pharo Advisors UK Ltd.
03   028-13632                     Pharo Global Advisors Ltd.
04   028-14144                     Pharo Management (HK) Limited

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156    12884  1157599 SH       OTHER   01 02 03 04   1157599        0        0
CITIGROUP INC                  COM              172967101     8989  2033700 SH  CALL OTHER   01 02 03 04         0        0        0
ISHARES INC                    MSCI BRAZIL      464286400    22091   285000 SH       OTHER   01 02 03 04    285000        0        0
ISHARES INC                    MSCI S KOREA     464286772    31531   490000 SH       OTHER   01 02 03 04    490000        0        0
ISHARES INC                    MSCI TAIWAN      464286731    76334  5136000 SH       OTHER   01 02 03 04   5136000        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184    31109   692700 SH       OTHER   01 02 03 04    692700        0        0
ISHARES TR                     MSCI EMERG MKT   464287234   182333  3746300 SH       OTHER   01 02 03 04   3746300        0        0
KEYCORP NEW                    COM              493267108    13054  1470000 SH       OTHER   01 02 03 04   1470000        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    19205  1054650 SH       OTHER   01 02 03 04   1054650        0        0